SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2019
SHARE-BASED PAYMENTS [Abstract]
Expenses Arising from Share-based Payments
During the past three years, the following expenses arising from share-based payments have been recognised:

	2019	2018	2017
	US$000	US$000	US$000

Expense arising from equity-settled share-based payment transactions	1,504	2,298	674

Number and Weighted Average Exercise Prices of Options and Rights
The following table illustrates the number and weighted average exercise prices (“WAEP”) of options and rights granted as share-based payments at the beginning and end of the financial year:

	2019 Thousands of Options and Rights	2019 WAEP A$	2018 Thousands of Options and Rights	2018 WAEP A$	2017 Thousands of Options and Rights	2017 WAEP A$
Outstanding at beginning of year	25,574	$0.22	24,104	$0.17	10,324	$0.12
Granted during the year	39,044	$0.19	7,650	$0.26	21,854	$0.15
Forfeited and lapsed during the year	(2,200)	$0.38	(5,680)	$0.07	(5,924)	—
Exercised/converted during the year	(3,835)	—	(500)	$0.30	(2,150)	$0.23
Outstanding at end of year (1)	58,583	$0.21	25,574	$0.22	24,104	$0.17

Notes:

(1)
At June 30, 2018, the Company also had on issue 7,494,000 placement options exercisable at $0.50 each on or before July 31, 2018 which are not considered share-based payments under IFRS 2 as they were issued as part of a share placement. These options expired unexercised during the year ended June 30, 2019.

Options and Rights Granted
The following options and rights were granted as share-based payments during the past three years:

Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price $	Grant Date Fair Value $
2019
Series 1	Rights	100,000	19-Dec-18	31-Dec-19	—	A$0.192
Series 2	Rights	400,000	19-Dec-18	31-Dec-20	—	A$0.192
Series 3	Rights	200,000	11-Jul-18	31-Dec-18	—	A$0.217
Series 4	Rights	300,000	11-Jul-18	31-Dec-19	—	A$0.217
Series 5	Rights	700,000	11-Jul-18	31-Dec-20	—	A$0.217
Series 6	Rights	100,000	19-Dec-18	31-Dec-18	—	A$0.192
Series 7	Rights	2,500,000	10-Dec-18	31-Dec-20	—	A$0.192
Series 8	Rights	3,000,000	10-Dec-18	31-Dec-21	—	A$0.192
Series 9	Options	575,000	10-Dec-18	31-Dec-23	A$0.30	A$0.074
Series 10	Options	575,000	10-Dec-18	31-Dec-23	A$0.40	A$0.059
Series 11	Options	575,000	10-Dec-18	31-Dec-23	A$0.50	A$0.049
Series 12	Options	575,000	10-Dec-18	31-Dec-23	A$0.60	A$0.041
Series 13	Options	4,444,444	10-Sep-18	10-Sep-22	A$0.34	A$0.056
Series 14	Options	18,000,000	30-Apr-19	30-Apr-23	A$0.20	A$0.075
Series 15	Options	7,000,000	30-Apr-19	13-Jun-23	A$0.20	A$0.076

2018
Series 1	Rights	50,000	23-May-17	31-Dec-18	—	A$0.456
Series 2	Rights	100,000	23-May-17	31-Dec-19	—	A$0.456
Series 3	Rights	400,000	23-May-17	31-Dec-20	—	A$0.456
Series 4	Rights	100,000	5-Jun-17	31-Dec-20	—	A$0.413
Series 5	Rights	200,000	16-Oct-17	31-Dec-19	—	A$0.359
Series 6	Rights	500,000	16-Oct-17	31-Dec-20	—	A$0.359
Series 7	Rights	100,000	11-Dec-17	31-Dec-19	—	A$0.351
Series 8	Rights	200,000	11-Dec-17	31-Dec-20	—	A$0.351
Series 9	Options	6,000,000	26-Jun-18	30-Jun-21	A$0.33	A$0.056

2017
Series 10	Options	1,000,000	25-Jan-17	31-Dec-18	A$0.45	A$0.239
Series 11	Options	4,444,444	05-Apr-17	05-Apr-21	A$0.66	A$0.376
Series 12	Rights	3,070,000	21-Dec-16	31-Dec-19	—	A$0.448
Series 13	Rights	3,695,000	25-Jan-17	31-Dec-18	—	A$0.523
Series 14	Rights	1,275,000	25-Jan-17	31-Dec-19	—	A$0.523
Series 15	Rights	4,870,000	25-Jan-17	31-Dec-20	—	A$0.523
Series 16	Rights	1,500,000	19-Jun-17	31-Dec-19	—	A$0.447
Series 17	Rights	2,000,000	19-Jun-17	31-Dec-20	-	A$0.447

Option and Performance Share Right Pricing Model
The table below lists the inputs to the valuation model used for share options and performance share rights granted by the Group during the last three years:

2019 Inputs	Series 1	Series 2	Series 3	Series 4	Series 5	Series 6	Series 7	Series 8
Exercise price	—	—	—	—	—	—	—	—
Grant date share price	A$0.195	A$0.195	A$0.21	A$0.21	A$0.21	A$0.195	A$0.195	A$0.195
Dividend yield(1)	—	—	—	—	—	—	—	—
Volatility(2)	—	—	—	—	—	—	—	—
Risk-free interest rate	—	—	—	—	—	—	—	—
Grant date	19-Dec-18	19-Dec-18	11-Jul-18	11-Jul-18	11-Jul-18	19-Dec-18	10-Dec-18	10-Dec-18
Expiry date	31-Dec-19	31-Dec-20	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-18	31-Dec-20	31-Dec-21
Expected life (years)(3)	1.03	2.03	0.47	1.47	2.47	0.03	2.06	3.06
Fair value at grant date	A$0.192	A$0.192	A$0.217	A$0.217	A$0.217	A$0.192	A$0.192	A$0.192

2019 Inputs (cont.)	Series 9	Series 10	Series 11	Series 12	Series 13	Series 14	Series 15
Exercise price	A$0.30	A$0.40	A$0.50	A$0.60	A$0.34	A$0.20	A$0.20
Grant date share price	A$0.195	A$0.195	A$0.195	A$0.195	A$0.195	A$0.175	A$0.175
Dividend yield(1)	—	—	—	—	—	—	—
Volatility(2)	55%	55%	55%	55%	55%	60%	60%
Risk-free interest rate	2.11%	2.11%	2.11%	2.11%	2.02%	1.38%	1.38%
Grant date	10-Dec-18	10-Dec-18	10-Dec-18	10-Dec-18	10-Sep-18	30-Apr-19	30-Apr-19
Expiry date	31-Dec-23	31-Dec-23	31-Dec-23	31-Dec-23	10-Sep-22	30-Apr-23	13-Jun-23
Expected life (years)(3)	5.06	5.06	5.06	5.06	4.00	4.00	4.12
Fair value at grant date	A$0.074	A$0.059	A$0.049	A$0.041	A$0.056	A$0.075	A$0.076

2018 Inputs	Series 1	Series 2	Series 3	Series 4	Series 5	Series 6	Series 7	Series 8	Series 9
Exercise price	—	—	—	—	—	—	—	—	A$0.33
Grant date share price	A$0.48	A$0.48	A$0.48	A$0.385	A$0.385	A$0.385	A$0.37	A$0.37	A$0.19
Dividend yield(1)	—	—	—	—	—	—	—	—	—
Volatility(2)	—	—	—	—	—	—	—	—	65%
Risk-free interest rate	—	—	—	—	—	—	—	—	2.10%
Grant date	23-May-17	23-May-17	23-May-17	5-Jun-17	16-Oct-17	16-Oct-17	11-Dec-17	11-Dec-17	26-Jun-18
Issue date	23-May-17	23-May-17	23-May-17	5-Jun-17	16-Oct-17	16-Oct-17	11-Dec-17	11-Dec-17	26-Jun-18
Expiry date	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-20	31-Dec-19	31-Dec-20	31-Dec-19	31-Dec-20	30-Jun-21
Expected life (years)(3)	1.61	2.61	3.61	3.58	2.21	3.21	2.05	3.06	3.01
Fair value at grant date	A$0.456	A$0.456	A$0.456	A$0.413	A$0.359	A$0.359	A$0.351	A$0.351	A$0.056

2017 Inputs	Series 10	Series 11	Series 12	Series 13	Series 14	Series 15	Series 16	Series 17	Series 18
Exercise price	A$0.45	A$0.66	—	—	—	—	—	—	A$0.50
Grant date share price	A$0.51	A$0.64	A$0.45	A$0.51	A$0.51	A$0.51	A$0.44	A$0.44	A$0.26
Dividend yield(1)	—	—	—	—	—	—	—	—	—
Volatility(2)	80%	80%	—	—	—	—	—	—	75%
Risk-free interest rate	1.81%	2.14%	—	—	—	—	—	—	2.03%
Grant date	25-Jan-17	5-Apr-17	21-Dec-16	25-Jan-17	25-Jan-17	25-Jan-17	19-Jun-17	19-Jun-17	22-Dec-15
Issue date	25-Jan-17	5-Apr-17	21-Dec-16	25-Jan-17	25-Jan-17	25-Jan-17	19-Jun-17	19-Jun-17	22-Dec-15
Expiry date	31-Dec-18	5-Apr-21	31-Dec-19	31-Dec-18	31-Dec-19	31-Dec-20	31-Dec-19	31-Dec-20	31-Dec-18
Expected life (years)(3)	1.93	4.00	3.03	1.93	2.93	3.93	2.53	3.54	3.03
Fair value at grant date	A$0.239	A$0.376	A$0.448	A$0.523	A$0.523	A$0.523	A$0.447	A$0.447	A$0.087

Notes:

[1]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The expected life of the options and rights is based on the expiry date of the options or rights.